Other Receivables and Prepayments - Summary of Other Non-current Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of financial assets [Abstract]
Other receivables (non-current)(Note 36)	¥ 620	$ 98	¥ 1,588